UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21133

Clarion Investment Trust
(Exact name of registrant as specified in charter)

230 Park Avenue, New York, NY 10169
(Address of principal executive offices) (Zip code)

Daniel Heflin Clarion Investment Trust 230 Park Avenue New York, NY 10169
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

CLARION INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS

July 31, 2008 (Unaudited)

			Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (78.15%)
Credit Suisse Mortgage Capital Certificates	6.021% due 06/15/2038		$3,000,000	$2,909,751	(d)
Bear Stearns Commercial Mortgage Securities	4.740% due 03/13/2040		3,000,000	2,874,198	(d)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035	(a)	4,479,000	2,802,327	(c)
Bear Stearns Commercial Mortgage Securities	5.902% due 06/11/2040		3,000,000	2,771,049	(d)
Morgan Stanley Capital I	5.447% due 02/12/2044		3,000,000	2,714,964	(d)
CS First Boston Mortgage Securities Corp.	4.940% due 12/15/2035		2,660,000	2,569,424	(d)
LB UBS Commercial Mortgage Trust	5.224% due 07/15/2037	(a)	3,618,000	2,117,069	(d)
LB UBS Commercial Mortgage Trust	6.462% due 03/15/2031		2,000,000	2,050,692	(d)
LB UBS Commercial Mortgage Trust	5.424% due 02/15/2040		2,200,000	1,988,633	(d)
Wachovia Bank Commercial Mortgage Trust	5.382% due 10/15/2035	(a)	3,500,000	1,976,450
Morgan Stanley Capital I	5.692% due 04/15/2049		2,150,000	1,973,238	(d)
Banc of America Commercial Mortgage, Inc.	5.326% due 07/10/2045		2,000,000	1,958,138	(d)
GE Capital Commercial Mortgage Corp.	6.554% due 12/10/2035		2,000,000	1,953,270	(d)
GS Mortgage Securities Corp. II	0.878% due 07/10/2039	(a)	90,397,424	1,873,939
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035	(a)	3,020,000	1,858,463	(d)
Citigroup Commercial Mortgage Trust	5.889% due 12/10/2049		2,000,000	1,844,982	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.395% due 01/15/2049		2,250,000	1,833,457	(d)
Wachovia Bank Commercial Mortgage Trust	3.660% due 10/15/2017	(a)	2,000,000	1,724,040
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040	(a)	4,500,000	1,628,509	(d)
GS Mortgage Securities Corp. II	4.845% due 10/10/2028	(a)	2,000,000	1,614,082	(d)
CS First Boston Mortgage Securities Corp.	5.226% due 12/15/2036	(a)	3,000,000	1,609,164	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.261% due 02/15/2051		2,382,000	1,599,475	(d)
GE Capital Commercial Mortgage Corp.	5.512% due 11/10/2045		2,000,000	1,563,532	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.209% due 01/15/2042	(a)	2,074,000	1,544,981	(d)
Banc of America Commercial Mortgage, Inc.	6.349% due 06/11/2035		1,450,000	1,473,809
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.471% due 01/12/2043		1,500,000	1,427,220
Wachovia Bank Commercial Mortgage Trust	6.100% due 02/15/2051		1,500,000	1,405,477	(d)
Wachovia Bank Commercial Mortgage Trust	5.408% due 07/15/2041	(a)	2,000,000	1,352,466	(d)
GS Mortgage Securities Corp. II	5.700% due 12/20/2049	(a)	2,000,000	1,206,052	(d)
CS First Boston Mortgage Securities Corp.	5.785% due 07/15/2036	(a)	2,000,000	1,197,182	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.643% due 06/12/2041	(a)	2,000,000	1,163,234	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.779% due 05/15/2045	(a)	2,000,000	1,148,604	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.145% due 01/15/2038	(a)	53,349,820	1,048,857
GE Capital Commercial Mortgage Corp.	5.985% due 12/10/2049	(a)	3,000,000	974,019	(d)
Bear Stearns Commercial Mortgage Securities	4.825% due 11/11/2041		1,000,000	939,877	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.786% due 02/15/2051		43,336,178	932,855
Credit Suisse Mortgage Capital Certificates	5.192% due 01/15/2049	(a)	4,000,000	899,260	(d)
Banc of America Commercial Mortgage, Inc.	0.607% due 02/10/2051	(a)	36,092,666	871,890	(d)
LB UBS Commercial Mortgage Trust	4.647% due 12/15/2036		1,000,000	864,463	(d)
LB UBS Commercial Mortgage Trust	5.250% due 04/15/2037	(a)	1,120,000	781,347	(d)
Bear Stearns Commercial Mortgage Securities	5.300% due 10/12/2042		1,000,000	772,749	(d)
BXG Receivables Note Trust	4.445% due 07/01/2019	(a)	810,028	746,491	(d)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038	(a)	2,500,000	662,340	(d)
Prudential Securities Secured Financing Corp.	7.193% due 06/16/2031		610,587	614,257
Wachovia Bank Commercial Mortgage Trust	5.470% due 04/15/2042	(a)	1,000,000	562,921	(d)
Wachovia Bank Commercial Mortgage Trust	5.969% due 04/15/2047	(a)	2,000,000	543,028	(d)
GE Capital Commercial Mortgage Corp.	5.371% due 06/10/2048	(a)	1,000,000	530,105	(d)
PNC Mortgage Acceptance Corp.	7.100% due 12/10/2032	(a)	500,000	478,674	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.457% due 01/12/2039	(a)	1,000,000	429,933	(d)
Ansonia CDO Ltd.	3.545% due 10/25/2056	(a)	2,500,000	412,500	(c),(d)
Commercial Mortgage Pass-Through Certificates	5.782% due 12/10/2046	(a)	1,000,000	345,023	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.802% due 07/15/2041	(a)	500,000	236,838	(d)
Ansonia CDO Ltd.	7.149% due 07/28/2046	(a)	1,000,000	209,000	(c),(d)

Total Commercial Mortgage-Backed Securities (Cost $99,531,162)				73,584,298
CORPORATE BONDS (5.35%)
Prologis Trust	7.810% due 02/01/2015		1,500,000	1,511,745
AMB Property LP	5.900% due 08/15/2013		1,000,000	976,772
Duke Realty LP	5.625% due 08/15/2011		914,000	886,497
Federal Realty Investment Trust	5.400% due 12/01/2013		750,000	701,475
AMB Property LP	8.000% due 11/01/2010		500,000	533,683
Simon Property Group LP	7.375% due 06/15/2018		425,000	426,402

Total Corporate Bonds (Cost $5,286,769)				5,036,574

MORTGAGE-BACKED SECURITIES (2.05%)
Federal Home Loan Mortgage Corporation	5.500% due 03/01/2023		630,015	626,468
Federal National Mortgage Association	5.500% due 10/01/2032		588,631	580,073
Federal National Mortgage Association	5.000% due 05/01/2018		525,176	521,558
Federal Home Loan Mortgage Corporation	6.000% due 11/01/2032		193,075	195,361

Total Mortgage-Backed Securities (Cost $1,972,827)				1,923,460

UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (13.12%)
US Treasury Note	4.500% due 02/28/2011		9,750,000	10,181,135
Government National Mortgage Association	5.381% due 09/16/2044		1,301,127	1,146,005
Government National Mortgage Association	3.110% due 01/16/2019		1,041,539	1,028,965

Total United States Government Agencies & Obligations (Cost $12,601,861)				12,356,105

TOTAL SECURITIES (98.67%) (Cost $119,392,619) (b)				92,900,437

OTHER ASSETS, NET OF LIABILITIES (1.33%)				1,253,849

NET ASSETS (100.00%)				$94,154,286

(a)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at July 31, 2008 was $34,548,788 or 36.69% of net assets.
(b)	The cost for federal income tax purposes was $119,392,619. At July 31, 2008 net unrealized depreciation for all securities based on tax cost was $ 26,492,182. This consisted of aggregate gross unrealized appreciation for all securities of $113,817 and aggregate gross unrealized depreciation for all securities of $26,605,999.
(c)	Illiquid security.
(d)	Fair valued security. At July 31, 2008, fair valued securities represented 63.42% of the Fund's net assets. The value of such securities was determined primarily by using a pricing table which incorporates factors such as dealer bids, market transactions in comparable securities and new issue pricing of fixed income securities.

Item 2.	Controls and Procedures.

(a)	The President and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust

By:	/s/ Daniel Heflin
Daniel Heflin President and Chief Executive Officer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin
Daniel Heflin President and Chief Executive Officer

Date:	September 29, 2008

By:	/s/ Jerry Chang
Jerry Chang Chief Financial Officer

Date:	September 29, 2008